Pensions and Other Post-employment Benefit Obligations - Details of Plan Asset Categories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in financial position [line items]
Cash & cash equivalents	€ 6	€ 3
Equities	135	160
Bonds	181	174
Property	43	37
Other	15	13
Total fair value of plan assets	380	387
Plan asset categories quoted in an active market [member]
Disclosure of changes in financial position [line items]
Cash & cash equivalents	6	3
Equities	95	109
Bonds	71	68
Property	10	8
Other	5	5
Total fair value of plan assets	187	193
Plan asset categories unquoted in an active market [member]
Disclosure of changes in financial position [line items]
Equities	40	51
Bonds	110	106
Property	33	29
Other	10	8
Total fair value of plan assets	€ 193	€ 194